Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
INTEREST INCOME
Loans receivable	$ 515,807	$ 470,523	$ 454,085
Mortgage-backed securities	70,407	60,612	62,949
Investment securities and cash equivalents	20,869	17,783	19,759
Total Income	607,083	548,918	536,793
INTEREST EXPENSE
Customer accounts	72,492	52,023	52,485
FHLB advances	62,452	64,969	64,059
Interest expense	134,944	116,992	116,544
Net interest income	472,139	431,926	420,249
Provision (release) for loan losses	(5,450)	(2,100)	(6,250)
Net interest income after provision (release) for loan losses	477,589	434,026	426,499
OTHER INCOME
Gain on sale of investment securities	0	3,499	0
FDIC loss share termination valuation adjustments	(8,550)	0	0
Loan fee income	3,804	4,290	5,548
Deposit fee income	25,904	22,643	21,738
Other income	22,920	21,783	19,750
Other income	44,078	52,215	47,036
OTHER EXPENSE
Compensation and benefits	123,554	112,257	112,884
Occupancy	36,453	35,260	33,568
FDIC insurance premiums	11,592	11,410	11,824
Product delivery	16,372	13,972	17,060
Information technology	34,643	28,859	30,982
Other expense	41,708	29,761	29,129
Other expense	264,322	231,519	235,447
Gain (loss) on real estate owned, net	(102)	1,494	10,046
Income before income taxes	257,243	256,216	248,134
Income tax expense (benefit)
Current	44,557	92,795	60,773
Deferred	8,836	(10,111)	23,312
Income tax expense (benefit)	53,393	82,684	84,085
NET INCOME	$ 203,850	$ 173,532	$ 164,049
PER SHARE DATA
Basic earnings per share (in dollars per share)	$ 2.40	$ 1.95	$ 1.79
Diluted earnings per share (in dollars per share)	2.40	1.94	1.78
Dividends paid on common stock per share (in dollars per share)	$ 0.67	$ 0.84	$ 0.55
Basic weighted average number of shares outstanding (in shares)	85,008,040	88,905,457	91,399,038
Diluted weighted average number of shares outstanding (in shares)	85,109,843	89,224,207	91,912,918